UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22455

Cohen & Steers Select Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 41.9%
BANKS 15.0%
AgriBank FCB, 6.875%, ($100 Par Value)(a)	26,000	$2,778,750
BB&T Corp., 5.625%, Series E	81,045	1,875,381
Citigroup, 6.875%, Series K	83,175	2,190,829
CoBank ACB, 6.25%, 144A ($100 Par Value)(b)	25,000	2,639,062
CoBank ACB, 6.125%, Series G ($100 Par Value)	25,000	2,259,375
Countrywide Capital IV, 6.75%, due 4/1/33	43,322	1,104,278
Countrywide Capital V, 7.00%, due 11/1/36	281,579	7,236,580
Farm Credit Bank of Texas, 6.75%, 144A(b)	40,000	4,205,000
Fifth Third Bancorp, 6.625%, Series I	124,868	3,302,759
First Niagara Financial Group, 8.625%, Series B(a)	80,000	2,264,000
First Republic Bank, 5.50%	55,992	1,246,382
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)(a)	3,712	4,899,840
PNC Financial Services Group, 6.125%, Series P(a)	80,000	2,184,800
PrivateBancorp, 7.125%, due 10/30/42	48,250	1,242,438
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(b)	1,500	2,032,500
US Bancorp, 6.50%, Ses F(a)	83,278	2,388,413
Wells Fargo & Co., 6.625%	40,564	1,121,595
Zions Bancorp, 7.90%, Series F(a)	176,458	4,940,824
		49,912,806
BANKS—FOREIGN 2.0%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)(a)	130,639	3,378,324
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)(a)	127,226	3,292,609
		6,670,933
ELECTRIC—INTEGRATED 0.8%
Integrys Energy Group, 6.00%, due 8/1/73	105,582	2,707,122

FINANCE—INVESTMENT BANKER/BROKER 1.7%
Goldman Sachs Group, 6.375%, Series K	90,000	2,279,700
Morgan Stanley, 6.875%	133,868	3,497,971
		5,777,671
INDUSTRIALS—CHEMICALS 2.0%
CHS, 6.75%	80,000	2,039,200
CHS, 7.10%, Series II(a)	173,000	4,601,800
		6,641,000

	Number of Shares	Value
INSURANCE 6.9%
LIFE/HEALTH INSURANCE 0.7%
Principal Financial Group, 5.563%, Series A ($100 Par Value)	22,400	$2,298,101

MULTI-LINE 2.4%
Allstate Corp., 6.75%, Series C	36,600	952,332
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	160,000	4,734,400
WR Berkley Corp., 5.625%, due 4/30/53(a)	93,399	2,178,065
		7,864,797
MULTI-LINE—FOREIGN 2.4%
ING Groep N.V., 7.05% (Netherlands)(a)	99,064	2,522,169
ING Groep N.V., 7.375% (Netherlands)(a)	221,502	5,659,376
		8,181,545
REINSURANCE 0.5%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	60,000	1,650,600

REINSURANCE—FOREIGN 0.9%
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	65,892	1,719,122
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	51,556	1,333,754
		3,052,876
TOTAL INSURANCE		23,047,919

INTEGRATED TELECOMMUNICATIONS SERVICES 1.3%
Qwest Corp., 7.00%, due 4/1/52(a)	84,879	2,135,556
Qwest Corp., 7.375%, due 6/1/51(a)	80,495	2,094,480
		4,230,036
PIPELINES 0.5%
NuStar Logistics LP, 7.625%, due 1/15/43(a)	59,800	1,557,192

REAL ESTATE 10.3%
DIVERSIFIED 2.8%
DuPont Fabros Technology, 7.875%, Series A(a)	103,254	2,675,311
National Retail Properties, 6.625%, Series D	128,000	3,312,640
Retail Properties of America, 7.00%(a)	79,500	2,073,360
Vornado Realty Trust, 6.625%, Series I	50,000	1,275,000
		9,336,311

	Number of Shares	Value
HOTEL 1.2%
Chesapeake Lodging Trust, 7.75%, Series A	75,000	$1,978,875
Hersha Hospitality Trust, 8.00%, Series B(a)	70,969	1,866,485
		3,845,360
INDUSTRIALS 0.9%
First Potomac Realty Trust, 7.75%, Series A(a)	120,000	3,144,600

OFFICE 1.6%
American Realty Capital Properties, 6.70%, Series F(a)	145,372	3,361,001
Hudson Pacific Properties, 8.375%, Series B(a)	70,000	1,802,500
		5,163,501
RESIDENTIAL—MANUFACTURED HOME 1.1%
Campus Crest Communities, 8.00%, Series A	48,409	1,212,645
Equity Lifestyle Properties, 6.75%, Series C	47,378	1,232,539
UMH Properties, 8.25%, Series A	50,000	1,310,000
		3,755,184
SHOPPING CENTERS 2.7%
COMMUNITY CENTER 0.8%
Kite Realty Group Trust, 8.25%, Series A(a)	100,000	2,638,000

REGIONAL MALL 1.9%
CBL & Associates Properties, 7.375%, Series D(a)	174,935	4,460,842
Glimcher Realty Trust, 6.875%	69,100	1,768,269
		6,229,111
TOTAL SHOPPING CENTERS		8,867,111
TOTAL REAL ESTATE		34,112,067

TRANSPORT—MARINE—FOREIGN 1.1%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	56,925	1,456,711
Seaspan Corp., 9.50%, Series C (Hong Kong)(a)	77,204	2,063,663
		3,520,374
UTILITIES 0.3%
SCE Trust III, 5.75%	41,100	1,085,862
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$129,554,889)		139,262,982

PREFERRED SECURITIES—CAPITAL SECURITIES 91.4%
BANKS 22.3%
Bank of America Corp., 6.25%, Series X	1,847,000	1,844,113

	Number of Shares	Value
Citigroup, 8.40%, Series E(c),(d)	3,987,000	$4,405,635
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,115,000	5,113,830
Countrywide Capital III, 8.05%, due 6/15/27, Series B(e)	1,815,000	2,232,327
Farm Credit Bank of Texas, 10.00%, Series I	10,000	12,528,125
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)	3,750,000	4,275,281
Goldman Sachs Capital II, 4.00%, (FRN)(a)	4,300,000	3,291,650
JPMorgan Chase & Co., 7.90%, Series I(a)	12,475,000	13,566,562
JPMorgan Chase & Co., 6.75%, Series S	4,500,000	4,749,750
JPMorgan Chase & Co., 6.125%, Series U	1,350,000	1,342,575
JPMorgan Chase & Co., 6.10%, Series X	2,100,000	2,085,285
PNC Financial Services Group, 6.75%(a)	4,500,000	4,995,513
Wells Fargo & Co, 5.90%, Series S	1,706,000	1,742,253
Wells Fargo & Co., 7.98%, Series K(a)	9,850,000	10,828,105
Zions Bancorp, 7.20%, Series J	997,000	1,056,820
		74,057,824
BANKS—FOREIGN 32.3%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(b)	1,957,000	2,626,277
Banco Bilbao Vizcaya Argentaria SA, 7.00% (Spain)	800,000	1,066,083
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	3,200,000	3,408,000
Banco do Brasil SA/Cayman, 9.00%, 144A (Brazil)(b)	2,780,000	2,710,778
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	1,400,000	1,914,153
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a)	2,425,000	2,610,513
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)(a)	3,200,000	3,468,000
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a),(b)	3,297,000	3,663,791
Barclays PLC, 8.00% (United Kingdom) (EUR)	1,450,000	1,913,837
Barclays PLC, 8.25% (United Kingdom)(a)	3,593,000	3,694,502
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(b)	2,000,000	2,245,000
BNP Paribas, 7.195%, 144A (France)(a),(b)	1,950,000	2,271,750
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(a),(b)	4,850,000	5,617,653
Coventry Building Society, 6.375% (United Kingdom)	1,000,000	1,550,225
Credit Agricole SA, 6.625%, 144A (France)(b)	2,000,000	1,910,552
Credit Agricole SA, 7.875%, 144A (France)(b)	2,100,000	2,127,563
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(a),(b)	5,000,000	5,567,625
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(a),(b)	2,000,000	2,180,100
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a),(b)	2,287,000	2,407,068
HBOS Capital Funding LP, 6.85% (United Kingdom)	3,300,000	3,325,163

	Number of Shares	Value
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a),(b)	7,750,000	$11,702,500
HSBC Holdings PLC, 6.375% (United Kingdom)	1,400,000	1,400,000
KBC Bank NV, 8.00%, due 1/25/23 (Belgium)	2,800,000	3,110,800
Lloyds Banking Group PLC, 7.50% (United Kingdom)	4,237,000	4,374,702
Nationwide Building Society, 10.25% (United Kingdom)(d)	2,460,000	4,985,037
Nationwide Building Society, 6.875%, Series EMTN (United Kingdom)	800,000	1,252,176
Rabobank Nederland, 8.40% (Netherlands)	5,000,000	5,518,750
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(b)	3,350,000	4,438,750
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	3,657,000	4,296,975
SMFG Preferred Capital, 9.50%, 144A (FRN) (Cayman Islands)(a),(b)	1,700,000	2,099,500
Societe Generale SA, 6.75% (France)	900,000	1,135,324
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a),(b)	2,050,000	2,313,163
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a)	3,750,000	4,363,192
		107,269,502
FINANCE—DIVERSIFIED FINANCIAL SERVICES 4.5%
General Electric Capital Corp., 7.125%, Series A(a)	7,400,000	8,578,472
General Electric Capital Corp., 6.25%, Series B(a)	5,900,000	6,384,709
		14,963,181
INSURANCE 19.5%
LIFE/HEALTH INSURANCE 4.6%
AIG Life Holdings, 8.125%, due 3/15/46, 144A(a),(b)	1,470,000	2,095,106
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(b)	3,950,000	5,075,750
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(b)	5,599,000	8,104,552
		15,275,408
LIFE/HEALTH INSURANCE—FOREIGN 3.1%
La Mondiale Vie, 7.625% (France)	4,100,000	4,510,000
Prudential PLC, 7.75% (United Kingdom)(a)	1,650,000	1,771,688
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(b)	3,500,000	4,008,294
		10,289,982
MULTI-LINE 3.0%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	7,321,000	9,901,653

	Number of Shares	Value
MULTI-LINE—FOREIGN 2.5%
Aviva PLC, 8.25% (United Kingdom)	2,000,000	$2,247,082
AXA SA, 8.60%, due 12/15/30 (France)(a)	1,000,000	1,347,500
AXA SA, 6.463%, 144A (France)(b)	2,250,000	2,376,000
Cloverie PLC, 8.25% (Switzerland)	2,000,000	2,295,250
		8,265,832
PROPERTY CASUALTY 1.1%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(a),(b)	3,200,000	3,780,000

PROPERTY CASUALTY—FOREIGN 1.7%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(b)	3,100,000	3,596,000
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)	1,200,000	2,040,365
		5,636,365
REINSURANCE—FOREIGN 3.5%
Aquarius + Investments PLC, 8.25% (Switzerland)	3,510,000	3,879,427
Catlin Insurance Co., 7.249%, 144A (Bermuda)(b)	4,950,000	5,123,250
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a),(b)	2,250,000	2,455,754
		11,458,431
TOTAL INSURANCE		64,607,671

INTEGRATED TELECOMMUNICATIONS SERVICES 2.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(b)	7,500	9,417,188

PIPELINES 4.1%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	5,980,000	6,757,400
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	2,500,000	2,827,097
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	3,730,000	4,104,761
		13,689,258
UTILITIES 5.9%
ELECTRIC UTILITIES 2.3%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	7,015,000	7,682,982

ELECTRIC UTILITIES—FOREIGN 1.0%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(b)	2,830,000	3,293,554

MULTI-UTILITIES 2.6%
Dominion Resources, 5.75%, due 10/1/54	3,111,000	3,154,339

	Number of Shares	Value
Dominion Resources, 7.50%, due 6/30/66, Series A(a)	2,799,000	$3,014,803
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	2,300,000	2,331,223
		8,500,365
TOTAL UTILITIES		19,476,901
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$275,127,646)		303,481,525

		Principal Amount
CORPORATE BONDS 2.6%
INSURANCE-PROPERTY CASUALTY 1.9%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(b)		$5,250,000	6,241,205

INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Frontier Communications Corp., 9.00%, due 8/15/31		2,250,000	2,345,625
TOTAL CORPORATE BONDS (Identified cost—$6,962,226)			8,586,830

		Number of Shares
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(f)		2,400,000	2,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,400,000)			2,400,000
TOTAL INVESTMENTS (Identified cost—$414,044,761)	136.6%		453,731,337
LIABILITIES IN EXCESS OF OTHER ASSETS	(36.6)		(121,479,822)
NET ASSETS (Equivalent to $27.71 per share based on 11,989,361 shares of common stock outstanding)	100.0%		$332,251,515

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $182,872,347 in aggregate has been pledged as collateral.

(b)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 35.6% of the net assets of the Fund, of which 0.0% are illiquid.

(c)     Illiquid security. Aggregate holdings equal 1.3% of the net assets of the Fund.

(d)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 2.8% of the net assets of the Fund.

(e)     A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $491,973 in aggregate has been segregated as collateral.

(f)      Rate quoted represents the annualized seven-day yield of the Fund.

Interest rate swaps outstanding at September 30, 2014 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(resets monthly) Receivable(a)	Termination Date	Unrealized Appreciation
Royal Bank of Canada	$38,700,000	0.855%	0.151%	October 30, 2017	$413,932
Royal Bank of Canada	38,700,000	1.087%	0.151%	October 29, 2018	724,039
Royal Bank of Canada	38,700,000	1.309%	0.151%	October 29, 2019	948,603
					$2,086,574

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	6,992,795	USD	9,213,273	10/2/14	$381,020
Brown Brothers Harriman	GBP	6,713,780	USD	11,143,962	10/2/14	259,916
Brown Brothers Harriman	USD	8,835,397	EUR	6,992,795	10/2/14	(3,143)
Brown Brothers Harriman	USD	10,886,193	GBP	6,713,780	10/2/14	(2,147)
Brown Brothers Harriman	EUR	6,848,937	USD	8,654,529	11/4/14	2,129
Brown Brothers Harriman	GBP	6,364,117	USD	10,315,241	11/4/14	1,005
						$638,780

Glossary of Portfolio Abbreviations

EUR	Euro Currency

FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Preferred Securities - $25 Par Value - Banks	$49,912,806	$35,998,119	$7,677,187	$6,237,500	(b)
Preferred Securities - $25 Par Value - Other Industries	89,350,176	87,052,075	2,298,101	—
Preferred Securities - Capital Securities - Banks	74,057,824	—	69,652,189	4,405,635	(c)
Preferred Securities - Capital Securities - Other Industries	229,423,701	—	229,423,701	—
Corporate Bonds	8,586,830	—	8,586,830	—
Money Market Funds	2,400,000	—	2,400,000	—
Total Investments(d)	$453,731,337	$123,050,194	$320,038,008	$10,643,135
Interest rate swaps	$2,086,574	$—	$2,086,574	$—
Forward foreign currency exchange contracts	644,070	—	644,070	—
Total Appreciation in Other Financial Instruments(d)	$2,730,644	$—	$2,730,644	$—
Forward foreign currency exchange contracts	$(5,290)	$—	$(5,290)	$—
Total Depreciation in Other Financial Instruments(d)	$(5,290)	$—	$(5,290)	$—

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued by a pricing service which utilized independent broker quotes.

(c) Valued utilizing independent broker quotes.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - Capital Securities- Banks - Foreign
Balance as of December 31, 2013	$9,381,295	$5,896,348	$3,484,947
Purchases	1,210,172	—	1,210,172
Amortization	(17)	—	(17)
Change in unrealized appreciation (depreciation)	631,087	341,152	289,935
Transfers into Level 3(a)	4,405,635	—	4,405,635
Transfers out of Level 3(b)	(4,985,037)	—	(4,985,037)
Balance as of September 30, 2014	$10,643,135	$6,237,500	$4,405,635

(a) As of December 31, 2013, the Fund used significant observable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used significant unobservable inputs in determining the value of the same investments.

(b)As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used significant observable inputs in determining the value of the same investments.

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $631,087.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2014:

Interest rate swaps	$2,086,574
Forward foreign currency exchange contracts	638,780
$2,725,354

The following summarizes the volume of the Fund’s interest rate swap and forward foreign currency exchange contracts activity during the nine months ended September 30, 2014:

	Interest rate swap contracts	Forward foreign currency exchange contracts
Average Notional Balance	$116,100,000	$19,536,918
Ending Notional Balance	116,100,000	18,969,770

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Interest Rate Swaps: The Fund utilizes interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) required the Securities and Exchange Commission and Commodity Futures

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Trading Commission to mandate by regulation that certain derivatives, previously traded over-the-counter, including interest rate swaps, be executed in a regulated, transparent market and settled by means of a central clearing house. The extent and impact of the new regulations are not yet fully known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Fund to be used for collateral in support of those derivatives than is currently the case, or could limit the Fund’s ability to pursue its investment strategies. For each swap counterparty, the Fund entered into a Cleared Derivatives Execution Agreement and related annexes thereto (Clearing Agreement) with Morgan Stanley & Co. LLC which sets forth the general terms and conditions of the Fund’s swap transactions.

Note 3. Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$414,044,761
Gross unrealized appreciation	$40,642,190
Gross unrealized depreciation	(955,614)
Net unrealized appreciation	$39,686,576

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 25, 2014